Summary of Share Options Granted (Parenthetical) (Detail) (USD $)	0 Months Ended
	Oct. 08, 2013	Dec. 13, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per option		$ 0.43
Number of trading days	60 days	30 days